Expense Example - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 40% Portfolio - VIP FundsManager 40% Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 63
3 years	208
5 years	367
10 years	$ 828